Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SIT-NPRT3-0122
1.912869.111
Common Stocks - 44.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	155,463	9,175,203
Deutsche Telekom AG	216,749	3,817,533
Hellenic Telecommunications Organization SA	346,950	6,002,476
Internet Initiative Japan, Inc.	8,300	356,863
KT Corp.	164,909	4,214,780
Liberty Global PLC Class C (b)	486,600	12,963,024
Nippon Telegraph & Telephone Corp.	1,181,700	32,515,512
Orange SA	653,614	7,026,846
Telecom Italia SpA (Risparmio Shares)	7,680,092	3,757,491
Telstra Corp. Ltd.	64,914	188,335
		80,018,063
Entertainment - 0.3%
CTS Eventim AG (b)	64,180	4,175,036
Konami Holdings Corp.	21,600	1,104,207
NetEase, Inc. ADR	240,025	25,857,893
Nintendo Co. Ltd.	35,600	15,700,235
Sea Ltd. ADR (b)	40,259	11,597,410
Square Enix Holdings Co. Ltd.	178,300	9,353,908
Ubisoft Entertainment SA (b)	139,600	7,155,368
		74,944,057
Interactive Media & Services - 0.4%
Bengo4.Com, Inc. (b)	16,400	948,874
carsales.com Ltd.	229,365	4,121,907
Hemnet Group AB	94,745	1,743,464
Info Edge India Ltd.	34,373	2,656,951
Kakao Corp.	67,318	6,941,290
NAVER Corp.	61,419	19,777,751
REA Group Ltd.	28,794	3,333,185
Scout24 AG (a)	104,370	6,936,249
SEEK Ltd.	202,341	5,019,510
Tencent Holdings Ltd.	562,000	32,775,323
Trustpilot Group PLC (a)	530,932	2,020,895
Yandex NV Series A (b)	89,433	6,433,810
Z Holdings Corp.	1,106,600	7,323,931
		100,033,140
Media - 0.2%
Arnoldo Mondadori Editore SpA (b)	66,040	149,792
CyberAgent, Inc.	688,600	12,673,699
Eutelsat Communications (c)	171,546	2,174,100
Hakuhodo DY Holdings, Inc.	132,500	1,984,540
Informa PLC (b)	1,266,069	7,863,386
Mfe-Mediaforeurope NV	109,336	297,099
Publicis Groupe SA	59,246	3,839,287
Stroer Out-of-Home Media AG	65,599	5,062,636
WPP PLC	975,335	13,537,763
WPP PLC ADR (c)	45,206	3,149,050
		50,731,352
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	1,014,200	6,206,006
KDDI Corp.	487,500	14,144,898
Millicom International Cellular SA (b)	7,500	234,075
SoftBank Group Corp.	275,200	14,462,329
Vodafone Group PLC sponsored ADR	1,027,178	15,078,973
		50,126,281
TOTAL COMMUNICATION SERVICES		355,852,893
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.4%
Autoliv, Inc. (depositary receipt) (c)	70,131	6,792,567
Bridgestone Corp.	188,700	7,566,601
Compagnie Generale des Etablissements Michelin SCA Series B	66,178	9,765,909
Continental AG (b)	93,255	9,974,034
DENSO Corp.	109,900	8,039,760
Eagle Industry Co. Ltd.	41,300	374,508
JTEKT Corp.	73,600	640,766
Koito Manufacturing Co. Ltd.	213,000	12,304,950
Magna International, Inc. Class A	190,796	14,355,491
Piolax, Inc.	45,500	648,074
PWR Holdings Ltd.	13,617	86,585
Shoei Co. Ltd.	18,300	777,104
Stanley Electric Co. Ltd.	201,200	5,254,500
Sumitomo Rubber Industries Ltd.	226,000	2,277,295
TPR Co. Ltd.	19,100	231,157
TS tech Co. Ltd.	23,800	280,669
Valeo SA	464,125	13,443,341
Vitesco Technologies Group AG	1,660	73,798
Yorozu Corp.	20,700	193,018
		93,080,127
Automobiles - 0.3%
Honda Motor Co. Ltd.	417,900	11,444,096
Honda Motor Co. Ltd. sponsored ADR (c)	86,139	2,357,624
Isuzu Motors Ltd.	408,200	5,470,953
Mazda Motor Corp. (b)	322,300	2,600,171
Mitsubishi Motors Corp. of Japan (b)	297,600	957,016
Nissan Motor Co. Ltd. (b)	752,100	3,718,866
Nissan Motor Co. Ltd. sponsored ADR (b)	67,100	662,948
Porsche Automobil Holding SE ADR	82,300	689,674
Stellantis NV	496,064	8,502,928
Stellantis NV (Italy)	137,046	2,353,117
Suzuki Motor Corp.	175,800	7,096,630
Toyota Motor Corp.	1,371,800	24,334,705
Yamaha Motor Co. Ltd.	314,100	7,899,158
		78,087,886
Distributors - 0.0%
B&S Group SARL (a)	43,619	344,794
Inchcape PLC	679,229	7,488,694
Tadiran Group Ltd.	329	44,466
		7,877,954
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	289,089	9,090,061
Compass Group PLC (b)	2,524,758	49,252,623
Entain PLC (b)	365,700	8,117,394
Evolution AB (a)	66,326	6,994,927
Flutter Entertainment PLC (b)	52,746	7,148,238
Food & Life Companies Ltd.	71,600	3,056,310
Greggs PLC	32,864	1,310,787
Marston's PLC (b)	673,775	582,457
Sands China Ltd. (b)	9,075,600	20,740,553
Trainline PLC (a)(b)	300,335	1,088,848
Whitbread PLC (b)	84,030	3,132,512
Yum China Holdings, Inc.	179,895	9,012,740
		119,527,450
Household Durables - 0.5%
Barratt Developments PLC	721,200	6,689,181
Crest Nicholson Holdings PLC	75,968	323,510
Crompton Greaves Consumer Electricals Ltd.	417,579	2,492,407
Forbo Holding AG (Reg.)	439	851,174
Iida Group Holdings Co. Ltd.	11,700	243,036
Nikon Corp.	468,100	4,845,878
Panasonic Corp.	826,300	9,008,762
Persimmon PLC	574,387	20,908,107
Sekisui House Ltd.	153,000	2,973,528
Sony Group Corp.	493,800	60,247,937
		108,583,520
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (b)	554,416	8,852,749
Alibaba Group Holding Ltd. sponsored ADR (b)	19,438	2,478,928
Allegro.eu SA (a)(b)	222,401	2,131,578
ASKUL Corp.	31,200	391,673
ASOS PLC (b)	223,907	7,000,928
Boohoo.Com PLC (b)	470,886	1,034,573
Coupang, Inc. Class A (c)	61,813	1,638,045
JD.com, Inc. Class A (b)	161,100	6,802,916
MercadoLibre, Inc. (b)	4,890	5,811,325
momo.com, Inc.	40,000	2,570,119
Prosus NV	91,709	7,376,189
Rakuten Group, Inc.	1,492,200	15,229,664
THG PLC (b)	388,293	913,013
Zalando SE (a)(b)	206,150	18,764,364
ZOZO, Inc.	188,300	6,022,068
		87,018,132
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	545,300	8,900,593
SHIMANO, Inc.	15,500	4,305,746
Thule Group AB (a)	53,583	3,048,980
Yamaha Corp.	122,100	6,266,461
		22,521,780
Multiline Retail - 0.1%
Magazine Luiza SA	469,000	650,711
Marks & Spencer Group PLC (b)	560,328	1,760,182
Myer Holdings Ltd. (b)	220,189	81,620
Next PLC	90,572	9,470,269
Shinsegae Co. Ltd.	2,718	499,641
Tokmanni Group Corp.	20,527	431,605
Wesfarmers Ltd.	5,166	209,392
		13,103,420
Specialty Retail - 0.2%
Bilia AB (A Shares)	8,866	148,299
Halfords Group PLC	126,511	515,528
Kingfisher PLC	6,741,344	28,328,662
Mekonomen AB (b)	31,605	545,125
Nojima Co. Ltd.	17,100	336,599
WH Smith PLC (b)	821,691	14,490,633
		44,364,846
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	112,408	32,578,003
adidas AG sponsored ADR	5,476	791,830
Asics Corp.	33,800	842,645
Brunello Cucinelli SpA (b)	40,338	2,557,276
Burberry Group PLC	172,467	4,031,221
Canada Goose Holdings, Inc. (b)(c)	79,371	3,539,153
Compagnie Financiere Richemont SA:
ADR	9,714	144,350
warrants 11/22/23 (b)	562,417	612,621
Series A	566,958	84,372,139
Dr. Martens Ltd.	936,378	4,978,853
EssilorLuxottica SA	153,334	30,783,086
Gildan Activewear, Inc.	541	21,916
Hermes International SCA	4,402	8,252,285
Hugo Boss AG	19,372	1,134,080
Kering SA	33,566	25,848,827
Li Ning Co. Ltd.	1,054,500	11,981,111
lululemon athletica, Inc. (b)	27,215	12,366,768
LVMH Moet Hennessy Louis Vuitton SE	111,534	86,848,521
Moncler SpA	198,038	14,392,041
Pandora A/S	44,544	5,529,113
Puma AG	92,732	11,226,616
Salvatore Ferragamo Italia SpA (b)	71,453	1,632,852
Samsonite International SA (a)(b)	1,750,200	3,276,856
Swatch Group AG (Bearer)	3,503	1,035,580
Swatch Group AG (Bearer) (Reg.)	80,322	4,597,703
TSI Holdings Co. Ltd. (b)	14,600	44,561
		353,420,007
TOTAL CONSUMER DISCRETIONARY		927,585,122
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	244,600	13,649,231
Carabao Group PCL	388,300	1,309,136
Carlsberg A/S Series B	7,242	1,126,420
Coca-Cola European Partners PLC	27,854	1,375,152
Coca-Cola HBC AG	13,509	417,177
Davide Campari Milano NV	102,270	1,492,719
Diageo PLC	1,877,380	94,748,074
Heineken Holding NV	199,796	16,665,595
Heineken NV (Bearer)	167,073	16,662,650
ITO EN Ltd.	404,300	23,857,044
Kirin Holdings Co. Ltd.	1,378,200	21,958,437
Pernod Ricard SA	323,159	74,215,161
Royal Unibrew A/S	29,750	3,173,793
Suntory Beverage & Food Ltd.	95,400	3,380,165
Treasury Wine Estates Ltd.	1,312	11,317
		274,042,071
Food & Staples Retailing - 0.4%
Casino Guichard Perrachon SA (b)	100,398	2,276,089
G-7 Holdings, Inc.	26,600	389,228
Heiwado Co. Ltd.	19,100	313,109
HelloFresh AG (b)	75,750	7,680,182
J Sainsbury PLC	185,458	682,234
Metcash Ltd.	428,571	1,243,413
Ministop Co. Ltd.	21,100	254,055
Ocado Group PLC (b)	359,942	8,595,146
Okuwa Co. Ltd.	10,000	84,487
Qol Holdings Co. Ltd.	60,100	734,269
Seven & i Holdings Co. Ltd.	842,700	33,941,802
Sugi Holdings Co. Ltd.	70,000	4,421,639
Tesco PLC	5,592,552	20,627,916
Welcia Holdings Co. Ltd.	135,400	4,821,383
Zur Rose Group AG (b)	5,130	1,950,188
		88,015,140
Food Products - 1.5%
Barry Callebaut AG	2,902	6,891,084
Chacha Food Co. Ltd. (A Shares)	226,900	1,910,234
Danone SA	784,762	46,154,618
Dydo Group Holdings, Inc.	2,200	95,563
Ezaki Glico Co. Ltd.	212,300	6,583,019
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	208,670	3,682,045
Itoham Yonekyu Holdings, Inc.	127,800	725,860
JBS SA	185,000	1,173,146
Kerry Group PLC Class A	114,030	14,044,307
La Doria SpA	2,993	56,007
Lindt & Spruengli AG (participation certificate)	434	5,346,702
Mowi ASA	498,300	11,360,373
Nestle SA (Reg. S)	1,758,750	225,422,116
Nippon Suisan Kaisha Co. Ltd.	136,700	688,871
Nissin Food Holdings Co. Ltd.	71,700	5,290,202
Orior AG	9,536	914,077
Riken Vitamin Co. Ltd.	19,100	270,866
Toyo Suisan Kaisha Ltd.	493,000	20,062,812
Wilmar International Ltd.	2,885,300	8,690,472
		359,362,374
Household Products - 0.4%
Colgate-Palmolive Co.	22,068	1,655,541
Essity AB (B Shares)	333,400	10,665,250
Lion Corp.	395,700	5,639,605
Reckitt Benckiser Group PLC	879,618	71,251,747
		89,212,143
Personal Products - 1.1%
Kao Corp.	702,200	35,820,356
Kobayashi Pharmaceutical Co. Ltd.	266,100	20,998,912
Kose Corp.	33,700	4,075,543
L'Oreal SA	197,341	89,106,824
Pola Orbis Holdings, Inc.	86,000	1,538,391
Proya Cosmetics Co. Ltd. (A Shares)	86,100	2,687,454
Rohto Pharmaceutical Co. Ltd.	588,600	16,845,411
Unilever PLC	1,689,579	86,291,916
		257,364,807
Tobacco - 0.2%
British American Tobacco PLC:
(United Kingdom)	1,214,258	40,637,862
sponsored ADR	209,612	7,053,444
Imperial Brands PLC	441,100	9,014,640
Scandinavian Tobacco Group A/S (a)	64,697	1,188,812
		57,894,758
TOTAL CONSUMER STAPLES		1,125,891,293
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Core Laboratories NV (c)	21,205	485,382
Tenaris SA	264,703	2,592,213
WorleyParsons Ltd.	937,063	6,372,580
		9,450,175
Oil, Gas & Consumable Fuels - 1.7%
BP Castrol KK	10,600	128,005
BP PLC	10,898,089	47,283,872
BP PLC sponsored ADR	481,959	12,511,656
Cairn Energy PLC	1,969,091	4,766,202
ENEOS Holdings, Inc.	1,032,500	3,832,922
Eni SpA	3,202,681	42,204,251
Eni SpA sponsored ADR	4,900	129,311
Equinor ASA	661,854	16,560,222
Galp Energia SGPS SA Class B	1,014,208	9,517,774
Gazprom OAO	3,670,010	16,468,287
Gazprom OAO sponsored ADR (Reg. S)	33,845	301,897
Idemitsu Kosan Co. Ltd.	326,200	8,391,061
INPEX Corp.	534,400	4,372,778
Japan Petroleum Exploration Co. Ltd.	18,600	376,986
Lukoil PJSC	35,755	3,150,190
Lundin Petroleum AB	279,495	9,905,014
Neste Oyj	192,351	9,111,928
Novatek PJSC GDR (Reg. S)	1,240	271,684
Oil Search Ltd. ADR	1,823,492	4,952,529
OMV AG	123,777	6,593,437
Reliance Industries Ltd.	626,806	20,076,154
Reliance Industries Ltd. (b)	27,243	872,574
Repsol SA	539,539	5,961,894
Rosneft Oil Co. OJSC	420,640	3,200,219
Royal Dutch Shell PLC (c)	30,910	649,920
Royal Dutch Shell PLC:
Class A	1,333,519	28,089,565
Class A sponsored ADR	157,196	6,608,520
Class B rights (b)(d)	41,402	9,872
Class B sponsored ADR	333,024	14,006,989
Class B (United Kingdom)	177,103	3,711,362
rights (b)(d)	1,184,541	281,313
rights (b)(d)	177,103	42,227
San-Ai Oil Co. Ltd.	55,400	580,295
Santos Ltd.	3,166,800	14,402,553
TC Energy Corp.	157,200	7,373,615
Total SA	1,670,572	76,867,632
Total SA sponsored ADR	131,945	6,068,151
		389,632,861
TOTAL ENERGY		399,083,036
FINANCIALS - 6.4%
Banks - 2.4%
AIB Group PLC (b)	5,914,413	12,969,020
Australia & New Zealand Banking Group Ltd.	395,508	7,527,741
Banco Bilbao Vizcaya Argentaria SA	2,148,632	11,391,230
Barclays PLC	8,022,698	19,588,873
BNP Paribas SA	569,330	35,383,638
CaixaBank SA	9,918,729	25,608,871
Chiba Bank Ltd.	728,700	4,228,120
Close Brothers Group PLC	160,901	2,766,894
Credicorp Ltd. (United States) (c)	59,250	6,991,500
DBS Group Holdings Ltd.	1,081,000	23,663,090
DNB Bank ASA	816,350	17,889,289
Erste Group Bank AG	176,985	7,741,720
First International Bank of Israel	9,258	370,385
Grupo Financiero Banorte S.A.B. de CV Series O	927,599	5,542,883
HDFC Bank Ltd.	1,532,367	30,378,693
Hokuhoku Financial Group, Inc.	36,500	248,640
Hyakujushi Bank Ltd.	10,900	130,181
ING Groep NV (Certificaten Van Aandelen)	3,003,289	41,485,794
Intesa Sanpaolo SpA	2,240,025	5,363,759
Jyske Bank A/S (Reg.) (b)	90,756	4,533,787
KBC Groep NV	147,200	12,356,863
Lloyds Banking Group PLC	41,037,629	25,482,083
Mebuki Financial Group, Inc.	1,203,800	2,385,555
Mitsubishi UFJ Financial Group, Inc.	4,309,000	22,757,487
National Bank of Canada	217,327	16,888,372
NatWest Group PLC	4,731,184	13,331,121
Nordea Bank ABP	363,094	4,314,195
North Pacific Bank Ltd.	1,071,500	2,189,733
PT Bank Central Asia Tbk	31,464,500	15,982,143
PT Bank Mandiri (Persero) Tbk	21,451,200	10,484,091
Resona Holdings, Inc.	910,100	3,323,756
Sberbank of Russia	1,819,930	7,765,609
Shinsei Bank Ltd. (c)	83,600	1,410,511
Shizuoka Bank Ltd.	108,900	765,576
Skandinaviska Enskilda Banken AB (A Shares)	14,079	205,668
Sparebank 1 Sr Bank ASA (primary capital certificate)	51,357	711,482
Sparebanken Midt-Norge	10,043	153,456
Standard Chartered PLC (United Kingdom)	584,166	3,233,506
Sumitomo Mitsui Financial Group, Inc.	1,094,600	35,612,721
Sumitomo Mitsui Trust Holdings, Inc.	154,100	4,813,390
Svenska Handelsbanken AB (A Shares)	1,411,561	14,934,271
Swedbank AB (A Shares)	1,226,991	24,816,099
Sydbank A/S	120,340	3,908,692
The Hachijuni Bank Ltd.	715,000	2,251,869
UniCredit SpA	4,042,825	48,812,303
United Overseas Bank Ltd.	584,800	10,915,581
Yamaguchi Financial Group, Inc.	48,100	264,255
		553,874,496
Capital Markets - 1.4%
3i Group PLC	345,939	6,381,331
Amundi SA (a)	84,900	7,072,140
B3 SA - Brasil Bolsa Balcao	1,268,400	2,506,635
Banca Generali SpA	20,156	827,721
Brewin Dolphin Holding PLC	224,851	1,022,719
Bridgepoint Group Holdings Ltd. (a)	804,362	5,220,435
Credit Suisse Group AG	3,323,667	32,091,373
Daiwa Securities Group, Inc.	303,200	1,681,408
Deutsche Borse AG	107,089	16,832,919
EQT AB	299,952	17,766,554
Euronext NV (a)	339,483	33,437,916
Hong Kong Exchanges and Clearing Ltd.	175,500	9,677,481
IG Group Holdings PLC	133,000	1,364,655
Intermediate Capital Group PLC	200,829	5,582,234
Japan Exchange Group, Inc.	81,500	1,764,566
Julius Baer Group Ltd.	467,078	29,122,101
Jupiter Fund Management PLC	142,203	445,952
London Stock Exchange Group PLC	107,664	9,327,019
Macquarie Group Ltd.	319,182	44,764,033
Man Group PLC	1,761,161	5,021,797
Netwealth Group Ltd.	162,071	1,901,662
Nomura Holdings, Inc.	1,657,900	6,946,880
Partners Group Holding AG	10,931	18,931,747
Pinnacle Investment Management Group Ltd.	22,459	264,323
Polar Capital Holdings PLC	73,502	781,054
Ratos AB (B Shares)	206,873	1,212,716
SBI Holdings, Inc. Japan	56,500	1,461,547
UBS Group AG	3,286,162	57,057,265
Vontobel Holdings AG	15,364	1,271,896
XP, Inc. Class A (b)	87,271	2,502,932
		324,243,011
Diversified Financial Services - 0.5%
Challenger Ltd.	765,260	3,524,031
Element Fleet Management Corp.	942,604	9,090,674
EXOR NV	62,900	5,542,721
Groupe Bruxelles Lambert SA	126,435	13,696,606
Hypoport AG (b)	3,526	1,922,641
Industrivarden AB:
(A Shares)	64,077	1,910,476
(C Shares)	100,658	2,979,937
Investment AB Oresund	21,591	342,467
Investor AB:
(A Shares)	73,161	1,767,452
(B Shares)	1,019,708	23,746,625
L E Lundbergforetagen AB	101,164	5,566,797
Mitsubishi UFJ Lease & Finance Co. Ltd.	751,700	3,551,181
ORIX Corp.	2,014,900	40,018,140
Sofina SA	4,834	2,241,139
		115,900,887
Insurance - 2.1%
Advance Create Co. Ltd.	37,700	327,188
AEGON NV	1,278,801	5,672,077
AIA Group Ltd.	4,210,400	44,324,778
Allianz SE	136,132	29,544,348
Aon PLC	104,558	30,925,120
ASR Nederland NV	108,398	4,638,306
Aviva PLC	3,447,501	17,652,265
AXA SA	2,006,925	55,166,455
Beazley PLC (b)	452,903	2,411,763
Clal Insurance Enterprises Holdings Ltd. (b)	7,936	197,900
Coface SA	124,507	1,695,853
Dai-ichi Mutual Life Insurance Co.	467,900	9,374,183
Definity Financial Corp.	77,357	1,676,790
Direct Line Insurance Group PLC	1,340,328	4,823,632
Hiscox Ltd.	971,532	10,703,665
Japan Post Holdings Co. Ltd.	69,900	526,792
Japan Post Insurance Co. Ltd.	89,300	1,388,857
MS&AD Insurance Group Holdings, Inc.	151,300	4,411,702
MS&AD Insurance Group Holdings, Inc. ADR	5,200	75,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88,013	23,791,035
NN Group NV	185,478	9,242,805
NN Group NV ADR	2,300	57,121
PICC Property & Casualty Co. Ltd. (H Shares)	7,236,000	6,189,295
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,891,000	13,108,870
Prudential PLC (b)	1,287,263	21,743,502
Sampo Oyj (A Shares)	305,975	15,056,601
Sompo Holdings, Inc.	267,600	10,989,811
Storebrand ASA (A Shares)	1,133,020	10,460,130
Sun Life Financial, Inc.	317,092	16,836,941
Swiss Life Holding AG	16,814	9,703,238
Swiss Re Ltd.	141,590	13,331,561
T&D Holdings, Inc.	156,200	1,835,843
Talanx AG	119,100	5,332,615
The Phoenix Holdings Ltd.	28,452	354,031
Tokio Marine Holdings, Inc.	480,600	24,135,393
Tokio Marine Holdings, Inc. ADR (c)	3,647	183,973
Wustenrot & Wurttembergische AG	22,612	439,030
Zurich Insurance Group Ltd.	167,490	69,163,400
		477,492,269
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	215,757	7,679,628
Paragon Banking Group PLC	184,597	1,270,487
		8,950,115
TOTAL FINANCIALS		1,480,460,778
HEALTH CARE - 4.8%
Biotechnology - 0.1%
CSL Ltd.	2,952	645,588
Genmab A/S (b)	20,143	7,806,257
Grifols SA ADR	62,900	674,917
Vitrolife AB	68,286	4,181,007
		13,307,769
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)	229,348	18,166,970
ASAHI INTECC Co. Ltd.	138,700	3,052,909
Carl Zeiss Meditec AG	30,161	6,052,679
Coloplast A/S Series B	31,895	5,218,722
ConvaTec Group PLC (a)	2,467,258	6,332,966
Elekta AB (B Shares)	529,169	6,277,480
Hoya Corp.	133,900	21,346,291
InMode Ltd. (b)	56,156	4,267,856
Koninklijke Philips Electronics NV	1,184,735	41,750,491
Medacta Group SA (a)(b)	1,219	171,288
Medartis Holding AG (a)(b)	314	36,939
Nihon Kohden Corp.	464,000	13,730,968
Olympus Corp.	1,349,800	30,158,979
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	63,400	3,570,615
Siemens Healthineers AG (a)	197,634	14,416,474
Smith & Nephew PLC	928,855	14,927,977
Straumann Holding AG	6,921	14,753,442
Terumo Corp.	492,800	20,068,892
		224,301,938
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	413,702	2,774,351
Amplifon SpA	68,609	3,355,144
Apollo Hospitals Enterprise Ltd.	33,880	2,565,925
CVS Group PLC	155,967	4,553,051
Dr Lal Pathlabs Ltd. (a)	77,391	3,905,051
Estia Health Ltd.	51,256	78,922
Fresenius Medical Care AG & Co. KGaA	20,543	1,224,823
Fresenius Medical Care AG & Co. KGaA sponsored ADR (b)	4,161	124,081
Fresenius SE & Co. KGaA	634,775	24,112,994
Notre Dame Intermedica Participacoes SA	179,900	1,966,729
		44,661,071
Health Care Technology - 0.0%
CompuGroup Medical AG	31,771	2,435,729
M3, Inc.	100,200	5,386,585
Pro Medicus Ltd.	53,456	2,380,870
		10,203,184
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	60,864	9,184,378
Bachem Holding AG (B Shares)	3,832	2,771,579
BICO Group AB (b)	56,870	1,857,083
Bruker Corp.	122,187	9,895,925
Eurofins Scientific SA	75,719	9,698,487
Evotec OAI AG (b)	130,530	6,187,824
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	181,900	3,923,642
ICON PLC (b)	43,754	11,834,144
Lonza Group AG	22,252	18,009,080
QIAGEN NV (Germany) (b)	310,271	17,242,039
Sartorius Stedim Biotech	26,347	15,579,501
Shin Nippon Biomedical Laboratories Ltd.	42,200	602,937
Siegfried Holding AG	3,295	2,975,388
Tecan Group AG	7,671	4,583,131
WuXi AppTec Co. Ltd.	169,956	3,845,460
Wuxi Biologics (Cayman), Inc. (a)(b)	807,500	10,893,007
		129,083,605
Pharmaceuticals - 3.0%
Astellas Pharma, Inc.	2,260,700	35,448,587
AstraZeneca PLC:
(United Kingdom)	284,554	31,197,035
sponsored ADR	309,790	16,985,786
Bayer AG	821,216	41,463,304
Bayer AG sponsored ADR	8,400	106,008
GlaxoSmithKline PLC	1,138,417	23,113,406
GlaxoSmithKline PLC sponsored ADR	927,021	38,119,104
Ipsen SA	52,808	5,158,886
Kyowa Hakko Kirin Co., Ltd.	497,600	13,900,162
Novartis AG	1,208,798	96,348,147
Novartis AG sponsored ADR	35,677	2,843,457
Novo Nordisk A/S:
Series B	429,950	46,026,175
Series B sponsored ADR	19,971	2,133,502
Otsuka Holdings Co. Ltd.	291,900	10,572,506
Roche Holding AG (participation certificate)	450,279	175,793,581
Sanofi SA	999,588	95,023,140
Sanofi SA sponsored ADR	14,066	669,120
Santen Pharmaceutical Co. Ltd.	2,135,400	28,412,807
Sumitomo Dainippon Pharma Co., Ltd.	15,700	191,343
Takeda Pharmaceutical Co. Ltd.	1,099,600	29,417,558
		692,923,614
TOTAL HEALTH CARE		1,114,481,181
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.7%
Airbus Group NV (b)	393,957	43,973,486
Dassault Aviation SA	56,000	5,309,403
Kongsberg Gruppen ASA	17,768	523,342
Leonardo SpA (b)	542,753	3,682,137
Meggitt PLC (b)	657,626	6,451,121
MTU Aero Engines AG	112,330	21,013,550
Rolls-Royce Holdings PLC (b)	38,075,208	62,113,836
Safran SA	167,242	18,679,887
Senior Engineering Group PLC (b)	325,958	570,496
Thales SA	5,653	464,674
		162,781,932
Air Freight & Logistics - 0.2%
Bpost SA (b)	30,100	244,075
Deutsche Post AG	443,901	26,263,845
Deutsche Post AG ADR	2,200	130,680
DSV A/S	98,186	21,380,586
InPost SA	110,213	1,229,302
Konoike Transport Co. Ltd.	14,400	138,732
Oesterreichische Post AG	8,328	345,679
SBS Holdings, Inc.	14,200	435,290
SG Holdings Co. Ltd.	66,900	1,485,549
Yamato Holdings Co. Ltd.	42,200	931,529
		52,585,267
Airlines - 0.4%
Air Canada (b)	1,333,600	21,714,259
InterGlobe Aviation Ltd. (a)(b)	153,651	3,897,641
Japan Airlines Co. Ltd. (b)	321,200	5,842,325
Ryanair Holdings PLC sponsored ADR (b)	559,207	53,432,229
Turk Hava Yollari AO (b)	312,887	393,616
		85,280,070
Building Products - 0.4%
AGC, Inc.	49,700	2,420,241
AGC, Inc. ADR	9,900	95,931
Belimo Holding AG (Reg.)	5,082	2,950,499
Central Glass Co. Ltd.	10,400	178,861
Daikin Industries Ltd.	206,700	42,089,112
Dorma Kaba Holding AG	192	118,164
Geberit AG (Reg.)	25,697	19,699,960
Kingspan Group PLC (Ireland)	96,654	11,202,684
Nibe Industrier AB (B Shares)	480,349	6,873,165
Nippon Sheet Glass Co. Ltd. (b)	88,700	389,730
Noritz Corp.	30,000	432,344
Sekisui Jushi Corp.	65,100	1,162,798
Takasago Thermal Engineering Co. Ltd.	31,900	538,463
		88,151,952
Commercial Services & Supplies - 0.3%
Aeon Delight Co. Ltd.	19,800	620,967
Befesa SA (a)	15,615	1,035,975
BIC SA	3,932	202,719
Brambles Ltd. (b)	947,323	6,759,745
Bravida Holding AB (a)	10,298	137,642
Coor Service Management Holding AB (a)	30,975	264,553
Daiseki Co. Ltd.	15,260	696,613
Downer EDI Ltd.	47,204	191,128
Envipro Holdings, Inc.	10,800	181,250
Intrum AB	27,426	689,643
ISS Holdings A/S (b)	80,097	1,438,810
Nippon Kanzai Co. Ltd.	61,300	1,483,760
Okamura Corp.	38,100	429,756
Rentokil Initial PLC	1,001,035	8,169,019
Ritchie Bros. Auctioneers, Inc.	199,044	13,510,592
Secom Co. Ltd.	230,900	15,630,122
Securitas AB (B Shares)	12,271	177,760
Sohgo Security Services Co., Ltd.	109,700	4,697,200
Tomra Systems ASA	96,947	6,669,256
Toppan, Inc.	191,600	2,904,276
		65,890,786
Construction & Engineering - 0.1%
Balfour Beatty PLC	1,513,180	4,705,117
Kajima Corp.	275,700	3,032,099
Mirait Holdings Corp.	7,400	128,642
Sanki Engineering Co. Ltd.	72,200	876,990
Sweco AB (B Shares)	120,329	2,078,113
Tokyu Construction Co. Ltd.	118,700	677,326
VINCI SA	179,342	17,015,755
Voltas Ltd.	134,056	2,143,825
		30,657,867
Electrical Equipment - 1.3%
ABB Ltd.:
(Reg.)	1,246,934	43,314,335
sponsored ADR (c)	128,300	4,432,765
Ceres Power Holdings PLC (b)	98,570	1,452,512
Daihen Corp.	10,600	403,238
Fagerhult AB	40,405	286,830
Fuji Electric Co. Ltd.	9,500	494,567
Havells India Ltd.	160,159	2,901,096
Legrand SA	674,109	74,054,173
Mitsubishi Electric Corp.	1,109,500	13,862,925
Onamba Co. Ltd.	18,300	84,996
Prysmian SpA	494,790	18,399,824
Schneider Electric SA	647,369	114,891,115
Siemens Energy AG (b)	480,600	12,775,936
Signify NV (a)	35,373	1,609,876
Sinfonia Technology Co. Ltd.	4,900	54,664
Ushio, Inc.	23,600	439,910
		289,458,762
Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	2,742,400	17,168,012
DCC PLC (United Kingdom)	279,512	20,586,794
Hitachi Ltd.	832,980	48,794,445
Jardine Matheson Holdings Ltd.	3,000	169,770
Latour Investment AB (B Shares)	118,697	4,492,199
Lifco AB	157,694	4,290,648
Melrose Industries PLC	8,787,035	16,945,160
Nolato AB (B Shares)	266,529	3,133,722
Siemens AG	504,109	80,362,868
Toshiba Corp.	449,390	17,997,864
Turk Sise ve Cam Fabrikalari A/S	2,377,075	2,179,409
		216,120,891
Machinery - 2.3%
Airtac International Group	71,158	2,190,481
Alstom SA	713,089	25,415,793
Amada Co. Ltd.	85,400	796,119
Andritz AG	11,396	542,817
Atlas Copco AB (A Shares)	350,864	21,599,414
AutoStore Holdings Ltd.	402,202	2,009,998
Bodycote PLC	61,153	672,196
Burckhardt Compression Holding AG	374	166,213
CNH Industrial NV	992,622	16,497,611
Dmg Mori Co. Ltd.	18,600	291,913
Electrolux Professional AB (b)	125,363	825,278
Epiroc AB (A Shares)	618,959	15,062,903
FANUC Corp.	320,000	62,733,561
Furukawa Co. Ltd.	15,900	168,516
GEA Group AG	761,407	38,624,877
Georg Fischer AG (Reg.)	225	328,904
Harmonic Drive Systems, Inc.	39,900	1,653,749
Hino Motors Ltd.	18,600	153,498
IMI PLC	1,213,189	27,445,307
Indutrade AB	193,332	5,425,434
Kawasaki Heavy Industries Ltd.	183,200	3,057,253
KION Group AG	174,912	18,924,278
Kitz Corp.	61,200	379,539
Knorr-Bremse AG	161,289	16,052,871
Kubota Corp.	819,900	17,060,476
Max Co. Ltd.	3,600	57,168
Misumi Group, Inc.	168,800	7,145,645
Mitsubishi Heavy Industries Ltd.	50,200	1,126,014
Mitsuboshi Belting Ltd.	21,400	365,770
Mitsui Engineering & Shipbuilding Co. (b)	24,900	82,709
Morgan Advanced Materials PLC	35,343	168,981
Nachi-Fujikoshi Corp.	1,300	44,393
NGK Insulators Ltd.	113,800	1,797,228
Nitto Seiko Co. Ltd.	44,100	231,356
Nordson Corp.	37,672	9,575,846
Rational AG	1,322	1,220,714
Rieter Holding AG (Reg.) (b)	646	126,238
Rotork PLC	993,836	4,496,601
Ryobi Ltd.	23,900	212,919
Schindler Holding AG (participation certificate)	141,256	36,466,066
Shima Seiki Manufacturing Ltd.	4,200	70,895
Sintokogio Ltd.	45,100	270,117
SMC Corp.	97,400	62,601,053
Spirax-Sarco Engineering PLC	212,307	44,132,507
Sumitomo Heavy Industries Ltd.	8,200	180,967
Takeuchi Manufacturing Co. Ltd.	10,500	252,479
Techtronic Industries Co. Ltd.	1,052,500	21,716,754
THK Co. Ltd.	153,100	3,671,908
Toyota Industries Corp.	408,400	33,673,535
Tsugami Corp.	7,200	89,877
VAT Group AG (a)	12,788	6,170,779
Vesuvius PLC	69,537	382,870
Volvo AB (B Shares)	444,878	9,578,040
Wartsila Corp.	276,337	3,850,043
		527,838,471
Marine - 0.1%
A.P. Moller - Maersk A/S:
Series A	3,326	9,519,812
Series B	3,593	10,817,709
Atlas Corp. (c)	28,905	390,507
Nippon Yusen KK	133,500	8,646,642
		29,374,670
Professional Services - 1.1%
Adecco SA (Reg.)	58,018	2,704,831
Altech Corp.	2,100	34,741
BayCurrent Consulting, Inc.	1,600	669,527
Benefit One, Inc.	94,100	4,428,823
Centre Testing International Group Co. Ltd. (A Shares)	739,000	2,869,238
en japan, Inc.	11,500	360,154
Experian PLC	932,404	41,913,713
Experian PLC ADR	2,317	104,149
Intertek Group PLC	318,571	22,624,699
IPH Ltd.	15,565	99,860
Link & Motivation, Inc.	9,400	58,794
McMillan Shakespeare Ltd.	10,810	96,478
Nihon M&A Center Holdings, Inc.	207,800	6,130,959
NOMURA Co. Ltd.	24,800	220,059
Outsourcing, Inc.	28,300	376,549
Persol Holdings Co. Ltd.	292,400	8,484,735
Randstad NV	60,222	3,805,552
Recruit Holdings Co. Ltd.	413,400	25,101,523
RELX PLC:
(Euronext N.V.)	131,531	4,087,239
(London Stock Exchange)	503,607	15,622,213
sponsored ADR	95,993	2,976,743
SGS SA (Reg.)	12,087	36,561,842
TechnoPro Holdings, Inc.	458,700	12,661,070
Teleperformance	59,936	24,653,959
Wolters Kluwer NV	405,521	45,649,810
Wolters Kluwer NV ADR (c)	1,900	213,693
		262,510,953
Road & Rail - 0.1%
Canadian National Railway Co.	178,361	22,599,328
Central Japan Railway Co.	49,400	6,791,293
Hankyu Hanshin Holdings, Inc.	5,100	151,825
Sankyu, Inc.	19,400	774,043
The Go-Ahead Group PLC (b)	6,430	56,782
		30,373,271
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	120,955	2,763,766
AerCap Holdings NV (b)	17,269	967,755
Ashtead Group PLC	619,798	49,820,713
Beijer Ref AB (B Shares)	178,275	3,539,596
Brenntag SE	67,911	5,830,252
Bunzl PLC	427,528	16,307,186
Diploma PLC	69,660	2,970,177
Emeco Holdings Ltd.	298,428	199,970
Ferguson PLC	5,001	762,546
Hanwa Co. Ltd.	6,300	171,106
IMCD NV	21,480	4,777,088
Itochu Corp.	108,000	3,088,597
Kanamoto Co. Ltd.	21,900	417,327
Marubeni Corp.	416,400	3,723,605
Mitsubishi Corp.	403,800	12,006,774
Mitsui & Co. Ltd.	358,800	8,067,052
MonotaRO Co. Ltd.	182,600	3,644,407
Nagase & Co. Ltd.	46,100	686,392
Onoken Co. Ltd.	71,000	987,411
Rexel SA	428,300	7,881,051
Sumitomo Corp.	811,200	11,044,717
Toromont Industries Ltd.	24,575	2,064,188
Toyota Tsusho Corp.	18,400	796,798
Wakita & Co. Ltd.	24,700	224,198
Yamazen Co. Ltd.	53,900	463,492
Yuasa Trading Co. Ltd.	32,100	794,300
		144,000,464
Transportation Infrastructure - 0.2%
Aena SME SA (a)(b)	157,337	23,107,448
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	13,422,000	7,814,296
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,605	2,303,564
The Sumitomo Warehouse Co. Ltd.	21,300	342,390
		33,567,698
TOTAL INDUSTRIALS		2,018,593,054
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.2%
Ericsson:
(B Shares)	1,656,197	16,648,863
(B Shares) sponsored ADR	447,795	4,477,950
Nokia Corp. (b)	4,400,952	24,528,858
Nokia Corp. sponsored ADR (b)	281,500	1,576,400
		47,232,071
Electronic Equipment & Components - 1.3%
Basler AG	922	153,500
Enplas Corp.	34,600	771,678
Halma PLC	932,860	37,232,121
Hamamatsu Photonics K.K.	148,300	9,157,641
Hexagon AB (B Shares)	1,181,789	17,186,361
Hirose Electric Co. Ltd.	174,590	29,423,979
Hosiden Corp.	102,500	1,064,582
Keyence Corp.	56,900	35,140,392
Kyocera Corp.	330,400	19,582,979
Largan Precision Co. Ltd.	40,000	2,867,308
Macnica Fuji Electronics Holdings, Inc.	22,400	506,916
Murata Manufacturing Co. Ltd.	503,600	36,946,099
OMRON Corp.	373,600	35,895,712
Renishaw PLC	29,766	1,797,263
Restar Holdings Corp.	13,000	212,996
Samsung SDI Co. Ltd.	10,677	6,208,503
Sanshin Electronic Co. Ltd.	20,400	251,763
Shimadzu Corp.	810,100	34,472,340
Softwareone Holding AG	74,680	1,565,103
Spectris PLC	317,412	14,787,637
Topcon Corp.	125,700	1,991,672
Yokogawa Electric Corp.	501,500	9,401,119
		296,617,664
IT Services - 1.4%
Adyen BV (a)(b)	7,356	20,374,908
Amadeus IT Holding SA Class A (b)	1,445,158	92,527,115
BASE, Inc. (b)	129,000	778,325
Capgemini SA	84,736	19,613,826
CGI, Inc. Class A (b)(c)	71,521	5,970,573
Dlocal Ltd.	49,516	1,643,931
EPAM Systems, Inc. (b)	21,433	13,043,052
Fujitsu Ltd.	234,640	38,782,210
Globant SA (b)	15,212	4,031,332
GMO Payment Gateway, Inc.	24,000	3,233,689
Locaweb Servicos de Internet SA (a)	811,288	1,903,446
Mitsubishi Research Institute, Inc.	16,300	534,994
Nomura Research Institute Ltd.	846,800	36,558,447
NTT Data Corp.	1,047,200	22,099,899
Nuvei Corp. (a)(b)	64,708	6,371,771
OBIC Co. Ltd.	95,700	17,770,982
SCSK Corp.	49,200	937,993
SHIFT, Inc. (b)	15,900	3,561,623
Softcat PLC	101,608	2,497,268
TIS, Inc.	280,500	8,710,178
Visa, Inc. Class A	47,715	9,245,736
Wix.com Ltd. (b)	71,751	10,963,553
Worldline SA (a)(b)	78,239	4,115,780
Zuken, Inc.	6,600	218,083
		325,488,714
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.	44,500	3,884,882
ams AG (b)	239,500	4,270,590
Analog Devices, Inc.	162,416	29,275,484
ASM International NV (Netherlands)	4,097	1,843,695
ASMedia Technology, Inc.	33,000	2,311,185
ASML Holding NV	17,175	13,594,184
ASML Holding NV (Netherlands)	161,434	126,706,342
BE Semiconductor Industries NV	24,465	2,323,430
Broadcom, Inc.	33,260	18,415,397
Disco Corp.	40,200	11,593,931
GlobalWafers Co. Ltd.	76,000	2,238,828
Infineon Technologies AG	884,703	40,000,477
Lasertec Corp.	24,200	6,368,196
MediaTek, Inc.	402,000	14,657,902
NAURA Technology Group Co. Ltd.	86,700	5,271,913
NXP Semiconductors NV	214,416	47,891,958
Renesas Electronics Corp. (b)	447,900	5,628,012
Silergy Corp.	17,000	2,890,105
SK Hynix, Inc.	223,689	21,552,550
Taiwan Semiconductor Manufacturing Co. Ltd.	1,724,000	36,881,446
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	922,809	108,107,074
Texas Instruments, Inc.	35,433	6,816,246
Tokyo Electron Ltd.	48,800	25,642,923
Tokyo Electron Ltd. ADR	639	84,188
		538,250,938
Software - 1.6%
ANSYS, Inc. (b)	82,379	32,249,731
ArtSpark Holdings, Inc.	97,800	788,214
Atlassian Corp. PLC (b)	31,474	11,844,296
Aveva Group PLC	74,662	3,184,446
Cadence Design Systems, Inc. (b)	454,419	80,641,196
Check Point Software Technologies Ltd. (b)(c)	180,012	20,037,136
Computer Engineering & Consulting Ltd.	27,100	297,768
Constellation Software, Inc.	9,739	16,571,738
Dassault Systemes SA	704,436	42,464,072
Descartes Systems Group, Inc. (Canada) (b)	54,830	4,408,462
Enghouse Systems Ltd.	32,456	1,345,039
Kinaxis, Inc. (b)	23,120	3,533,743
Nemetschek Se	32,698	4,145,857
Netcompany Group A/S (a)	27,954	2,977,503
NICE Systems Ltd. sponsored ADR (b)	17,449	5,094,759
Open Text Corp.	94,491	4,479,818
Pexip Holding ASA (b)	45,157	196,015
Rakus Co. Ltd.	106,300	2,887,079
Sage Group PLC	275,091	2,823,686
SAP SE	832,759	106,719,081
SAP SE sponsored ADR (c)	67,882	8,718,764
Temenos Group AG	48,349	6,206,557
Topicus.Com, Inc.	3,161	282,509
Weimob, Inc. (a)(b)	731,000	886,799
		362,784,268
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	170,700	2,950,836
Canon, Inc.	159,900	3,516,638
Canon, Inc. sponsored ADR	109,103	2,400,266
FUJIFILM Holdings Corp.	135,100	10,627,120
Ricoh Co. Ltd.	286,500	2,527,637
Riso Kagaku Corp.	26,100	466,884
Samsung Electronics Co. Ltd.	2,722,583	164,066,472
Seiko Epson Corp.	215,000	3,466,548
		190,022,401
TOTAL INFORMATION TECHNOLOGY		1,760,396,056
MATERIALS - 3.9%
Chemicals - 2.5%
Air Liquide SA	66,624	11,017,908
Air Water, Inc.	90,700	1,345,635
Akzo Nobel NV	423,333	44,611,074
Asahi Kasei Corp.	828,800	7,749,239
BASF AG	1,022,303	67,105,715
Chr. Hansen Holding A/S	36,615	2,724,154
Clariant AG (Reg.)	233,324	4,587,439
Covestro AG (a)	185,369	10,477,713
Croda International PLC	327,227	44,020,030
Daicel Chemical Industries Ltd.	235,300	1,629,937
Denka Co. Ltd.	217,660	6,369,885
Evonik Industries AG	263,898	7,964,020
Givaudan SA	14,843	72,755,841
Icl Group Ltd.	57,903	507,394
Johnson Matthey PLC	318,389	8,875,333
JSR Corp.	65,900	2,471,942
Kansai Paint Co. Ltd.	623,900	14,074,800
KH Neochem Co. Ltd.	20,100	547,689
Kuraray Co. Ltd.	419,100	3,473,963
Linde PLC	47,400	15,079,836
Linde PLC	108,341	34,618,490
Mitsubishi Chemical Holdings Corp.	429,700	3,359,096
Mitsui Chemicals, Inc.	145,700	3,881,004
Nippon Sanso Holdings Corp.	292,100	6,209,725
Nissan Chemical Corp.	10,200	586,647
Nitto Denko Corp.	200,000	13,865,809
Novozymes A/S Series B	440,991	33,428,379
Orica Ltd.	178,946	1,806,273
PhosAgro OJSC	31,786	2,430,451
Pidilite Industries Ltd.	77,777	2,284,479
Shin-Etsu Chemical Co. Ltd.	64,100	10,676,922
Showa Denko K.K.	201,400	4,410,819
Sika AG	159,285	62,582,756
Solvay SA Class A	40,377	4,529,701
Sumitomo Chemical Co. Ltd.	428,800	1,966,927
Symrise AG	287,063	40,531,989
Takasago International Corp.	3,000	72,986
Teijin Ltd.	128,400	1,466,549
Tessenderlo Group (b)	4,094	154,380
Toray Industries, Inc.	1,125,600	6,508,214
Tosoh Corp.	102,400	1,463,940
Transfar Zhilian Co. Ltd.	273,200	389,777
Umicore SA	139,937	6,825,797
Yara International ASA	191,174	9,418,615
		580,859,272
Construction Materials - 0.1%
CSR Ltd.	46,808	195,197
HeidelbergCement AG	257,500	17,131,851
Holcim Ltd.	6,258	302,999
James Hardie Industries PLC CDI	200,134	7,942,190
Taiheiyo Cement Corp.	19,700	380,239
		25,952,476
Containers & Packaging - 0.1%
Amcor PLC unit	497,620	5,753,695
Fuji Seal International, Inc.	14,700	267,639
Sig Combibloc Group AG	151,093	3,989,428
Smurfit Kappa Group PLC	410,108	20,938,959
Toyo Seikan Group Holdings Ltd.	56,800	696,464
		31,646,185
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	224,268	11,179,605
Anglo American PLC:
ADR	15,297	282,842
(United Kingdom)	107,847	3,969,831
Antofagasta PLC	523,642	9,610,564
ArcelorMittal SA (Netherlands)	849,083	23,043,275
BHP Group Ltd.	319,265	8,943,820
BHP Group Ltd. sponsored ADR (c)	98,909	5,557,697
BHP Group PLC	763,666	20,867,983
BHP Group PLC ADR (c)	314,405	17,285,987
BlueScope Steel Ltd.	235,419	3,317,770
Eldorado Gold Corp. (b)	9,157	82,230
Ferrexpo PLC	109,178	419,051
Fortescue Metals Group Ltd.	218,355	2,622,174
Franco-Nevada Corp.	297,180	40,753,057
Glencore Xstrata PLC	4,659,442	22,122,081
Hitachi Metals Ltd. (b)	309,900	5,762,904
IGO Ltd.	2,098,033	15,763,443
JFE Holdings, Inc.	556,900	6,347,438
Maanshan Iron & Steel Co. Ltd. (A Shares)	1,526,800	866,042
Nippon Steel & Sumitomo Metal Corp.	194,200	2,863,225
Norsk Hydro ASA	327,809	2,122,920
Rio Tinto Ltd.	105,457	7,028,865
Rio Tinto PLC	136,644	8,376,843
Rio Tinto PLC sponsored ADR (c)	122,734	7,694,194
South32 Ltd.	3,093,663	7,784,771
Tokyo Steel Manufacturing Co. Ltd.	55,300	588,542
Uacj Corp. (b)	27,700	562,405
Vale SA	196,500	2,444,956
Vale SA sponsored ADR	18,677	231,034
Voestalpine AG	64,902	2,199,328
Wheaton Precious Metals Corp.	213,870	8,943,548
		249,638,425
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	543,753	9,234,637
Svenska Cellulosa AB SCA (B Shares)	147,832	2,417,817
		11,652,454
TOTAL MATERIALS		899,748,812
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	139,455	3,026,841
British Land Co. PLC	858,100	5,806,579
Great Portland Estates PLC	744,746	7,096,753
Scentre Group unit	2,722,001	5,995,769
Segro PLC	508,428	9,527,430
Warehouses de Pauw	91,390	4,245,316
		35,698,688
Real Estate Management & Development - 0.4%
Airport City Ltd. (b)	7,864	164,493
Azrieli Group	8,370	764,518
CK Asset Holdings Ltd.	1,497,100	8,562,537
ESR Cayman Ltd. (a)(b)	2,278,600	7,538,841
Grand City Properties SA	483,193	11,452,974
Hang Lung Group Ltd.	205,000	453,745
Hongkong Land Holdings Ltd.	92,300	498,420
LEG Immobilien AG	192,553	26,969,233
Lendlease Group unit	910,900	6,934,898
Mitsui Fudosan Co. Ltd.	564,700	11,607,532
Mivne Real Estate KD Ltd.	78,573	315,843
Swire Pacific Ltd. (A Shares)	28,000	154,937
TAG Immobilien AG	342,989	9,530,104
Vonovia SE	231,141	12,844,713
Vonovia SE rights 12/7/21 (b)(c)	231,141	815,246
		98,608,034
TOTAL REAL ESTATE		134,306,722
UTILITIES - 0.9%
Electric Utilities - 0.3%
CLP Holdings Ltd.	734,000	7,190,904
Enel SpA	4,507,680	34,156,320
Iberdrola SA	1,189,921	13,353,346
Origin Energy Ltd.	424,659	1,453,047
ORSTED A/S (a)	92,454	11,910,266
		68,063,883
Gas Utilities - 0.1%
APA Group unit	652,201	4,430,702
Beijing Enterprises Holdings Ltd.	833,500	2,816,456
China Resource Gas Group Ltd.	1,238,000	6,405,912
Osaka Gas Co. Ltd.	180,900	2,905,996
Tokyo Gas Co. Ltd.	293,600	5,022,836
		21,581,902
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	194,318	4,984,906
Electric Power Development Co. Ltd.	271,400	3,469,483
eRex Co. Ltd.	8,100	183,304
		8,637,693
Multi-Utilities - 0.5%
ACEA SpA	20,684	419,424
AGL Energy Ltd.	32,573	125,386
Centrica PLC (b)	1,064,550	917,154
E.ON AG	648,898	8,017,060
ENGIE	3,085,529	44,637,130
National Grid PLC	814,791	10,811,511
RWE AG	817,373	31,656,460
Veolia Environnement SA	790,476	25,459,999
		122,044,124
TOTAL UTILITIES		220,327,602
TOTAL COMMON STOCKS (Cost $7,341,327,635)		10,436,726,549

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	103,495	8,145,733
Hyundai Motor Co.	4,269	327,613
Porsche Automobil Holding SE (Germany)	32,576	2,732,980
Volkswagen AG	193,110	35,280,255
		46,486,581
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Ambev SA sponsored ADR	436,475	1,230,860
Household Products - 0.2%
Henkel AG & Co. KGaA	432,103	34,156,346
TOTAL CONSUMER STAPLES		35,387,206
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	387,800	2,030,106
(PN) sponsored ADR (non-vtg.)	42,913	444,150
sponsored ADR	326,339	3,482,037
		5,956,293
FINANCIALS - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	567	81,467
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	51,864	2,801,019
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $90,596,596)		90,712,566

Equity Funds - 51.7%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	661,400

Europe Stock Funds - 0.4%
WisdomTree Europe Hedged Equity ETF (c)	1,131,853	86,507,525

Foreign Large Blend Funds - 9.4%
Artisan International Value Fund Investor Class	23,398,436	932,895,659
Fidelity SAI International Index Fund (e)	44,452,558	617,446,025
Fidelity SAI International Low Volatility Index Fund (e)	15,289,643	174,760,616
Harbor International Fund Institutional Class	9,619	443,737
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	28,053,450	451,099,470
TOTAL FOREIGN LARGE BLEND FUNDS		2,176,645,507
Foreign Large Growth Funds - 20.7%
American Funds EuroPacific Growth Fund Class F2	1,004,486	66,948,994
Fidelity Advisor International Discovery Fund Class Z (e)	21,838,420	1,251,778,227
Fidelity Diversified International Fund (e)	13,766,677	719,721,869
Fidelity Overseas Fund (e)	12,692,417	861,561,251
Fidelity SAI International Momentum Index Fund (e)	31,618,523	450,563,957
Fidelity SAI International Quality Index Fund (e)	206,696	2,926,809
Invesco Oppenheimer International Growth Fund Class R6	836,208	42,186,693
JOHCM International Select Fund Investor Shares	21,090,269	668,983,347
WCM Focused International Growth Fund Investor Class	27,076,379	748,932,650
TOTAL FOREIGN LARGE GROWTH FUNDS		4,813,603,797
Foreign Large Value Funds - 11.1%
Fidelity SAI International Value Index Fund (e)	104,007,065	993,267,469
iShares MSCI EAFE Value ETF	2,278,820	111,502,663
Oakmark International Fund Investor Class	34,152,531	924,850,529
Pear Tree Polaris Foreign Value Fund Institutional Shares	24,069,472	550,468,828
TOTAL FOREIGN LARGE VALUE FUNDS		2,580,089,489
Foreign Small Mid Blend Funds - 1.5%
Fidelity Advisor International Small Cap Fund Class Z (e)	2,135,861	71,594,068
Fidelity SAI International Small Cap Index Fund (e)	16,290,463	156,388,444
Victory Trivalent International Small-Cap Fund Class I	7,269,668	127,364,585
TOTAL FOREIGN SMALL MID BLEND FUNDS		355,347,097
Foreign Small Mid Growth Funds - 0.9%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	3,210,721	89,450,687
Oberweis International Opportunities Institutional Fund	1,770,695	30,385,129
T. Rowe Price International Discovery Fund	1,006,218	95,781,928
Wasatch International Growth Fund Investor Class	100	3,810
TOTAL FOREIGN SMALL MID GROWTH FUNDS		215,621,554
Foreign Small Mid Value Funds - 1.0%
Brandes International Small Cap Equity Fund Class A	3,241,891	41,561,039
Oakmark International Small Cap Fund Investor Class	2,994,523	57,524,791
Segall Bryant & Hamill International Small Cap Fund Retail Class	2,977,005	34,265,330
Transamerica International Small Cap Value Fund Class I	5,682,172	86,994,059
TOTAL FOREIGN SMALL MID VALUE FUNDS		220,345,219
Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF	201,575	7,115,598

Other - 6.7%
Fidelity Advisor Japan Fund Class Z (e)	3,489,055	72,188,546
Fidelity Japan Smaller Companies Fund (e)	6,966,190	119,748,809
Fidelity SAI Japan Stock Index Fund (e)	126,429,831	1,251,655,331
iShares MSCI Australia ETF (c)	4,610,307	112,768,109
Matthews Japan Fund Investor Class	198	4,906
TOTAL OTHER		1,556,365,701
TOTAL EQUITY FUNDS (Cost $9,198,643,610)		12,012,302,887

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 12/2/21 to 2/10/22 (g) (Cost $52,177,676)	52,180,000	52,176,341

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	104,049,509	104,059,914
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (j)	609,915,624	609,915,624
TOTAL MONEY MARKET FUNDS (Cost $713,975,538)		713,975,538

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $17,396,721,055)	23,305,893,881
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(77,516,969)
NET ASSETS - 100.0%	23,228,376,912

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Dec 2021	150,275,250	(4,239,809)	(4,239,809)
ICE E-mini MSCI EAFE Index Contracts (United States)	2,722	Dec 2021	304,251,550	(5,135,088)	(5,135,088)

TOTAL FUTURES CONTRACTS					(9,374,897)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,238,663 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,441,965.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Securities Lending Cash Central Fund 0.07%	288,584,994	3,159,280,472	3,343,805,552	1,399,387	-	-	104,059,914	0.3%
Total	288,584,994	3,159,280,472	3,343,805,552	1,399,387	-	-	104,059,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	-	-	-	-	-	630,470,055	1,251,778,227
Fidelity Advisor International Small Cap Fund Class Z	-	8,890,000	-	-	-	11,943,408	71,594,068
Fidelity Advisor International Small Cap Opportunities Fund Class Z	-	-	-	-	-	28,302,479	89,450,687
Fidelity Advisor Japan Fund Class I	69,518,224	-	-	-	-	(34,281,402)	-
Fidelity Advisor Japan Fund Class Z	-	20,929	-	20,929	-	36,930,795	72,188,546
Fidelity Diversified International Fund	631,176,275	61,999,999	38,000,000	-	16,688,668	47,856,927	719,721,869
Fidelity International Discovery Fund	1,206,053,461	-	28,000,001	-	11,674,040	(568,419,328)	-
Fidelity International Small Cap Fund	55,266,613	5,630,394	-	-	-	(10,136,347)	-
Fidelity International Small Cap Opportunities Fund	76,339,729	-	-	-	-	(15,191,521)	-
Fidelity Japan Smaller Companies Fund	119,888,133	-	-	-	-	(139,324)	119,748,809
Fidelity Overseas Fund	580,010,044	202,000,000	10,000,000	-	2,524,348	87,026,859	861,561,251
Fidelity SAI International Index Fund	-	639,000,000	-	-	-	(21,553,975)	617,446,025
Fidelity SAI International Low Volatility Index Fund	147,984,370	168,000,001	140,000,000	-	3,755,982	(4,979,737)	174,760,616
Fidelity SAI International Momentum Index Fund	24,583,116	453,000,000	20,000,000	-	4,318,725	(11,337,884)	450,563,957
Fidelity SAI International Quality Index Fund	17,608,498	-	15,000,000	-	3,082,408	(2,764,097)	2,926,809
Fidelity SAI International Small Cap Index Fund	-	165,857,984	-	-	-	(9,469,540)	156,388,444
Fidelity SAI International Value Index Fund	-	1,026,000,000	-	-	-	(32,732,531)	993,267,469
Fidelity SAI Japan Stock Index Fund	-	1,293,369,252	-	-	-	(41,713,921)	1,251,655,331
	2,928,428,463	4,023,768,559	251,000,001	20,929	42,044,171	89,810,916	6,833,052,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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